UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,027.00	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Fidelity Arizona Municipal Money Market Fund	.05%
Actual		$ 1,000.00	$ 1,000.05	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.9	21.2
Health Care	19.1	21.1
Education	14.8	14.8
Special Tax	11.3	11.7
Water & Sewer	11.0	8.9
Weighted Average Maturity as of February 28, 2015
		6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	6.3	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
AAA 2.3%	AAA 0.0%
AA,A 81.2%	AA,A 82.0%
BBB 12.5%	BBB 13.1%
Not Rated 2.8%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Arizona - 97.9%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,724,430
5.75% 7/1/23	250,000	287,318
Series 2012 A, 5% 7/1/26	1,000,000	1,164,170
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,199,462
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,052,290
Series 2012 C, 5% 6/1/26	3,035,000	3,517,201
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,805,788
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,599,150
Series 2013 A, 5% 10/1/25	1,870,000	2,165,610
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,350,874
5% 7/1/32	470,000	493,655
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	1,081,110
Series 2012 A, 5% 2/1/23	1,285,000	1,501,844
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,076,880
Series 2007 B, 0.967% 1/1/37 (c)	1,000,000	890,040
Series 2008 A, 5.25% 1/1/31	1,000,000	1,093,720
Series 2008 D:
5.375% 1/1/32	1,005,000	1,101,751
5.5% 1/1/38	100,000	109,882
6% 1/1/27	1,000,000	1,125,470
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	2,000,000	2,365,300
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,100,660
Series 2012 A, 5% 1/1/43	3,500,000	3,926,685
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,147,360
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,169,420
Arizona Trans. Board Excise Tax Rev. Series 2014, 5% 7/1/25	1,000,000	1,231,070
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	$ 1,250,000	$ 1,505,863
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,421,480
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	560,000
Chandler Gen. Oblig. Series 2014, 5% 7/1/26	1,000,000	1,232,020
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,459,050
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,163,779
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,336,205
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	847,742
5% 7/1/27	1,300,000	1,542,632
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured) (b)	1,000,000	1,183,990
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,132,340
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,040,000	1,078,584
Series 2005, 5% 12/1/35 (Pre-Refunded to 12/1/15 @ 100)	1,000,000	1,035,250
Series 2007:
5% 12/1/27 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,114,820
5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,114,820
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28 (b)	1,000,000	1,173,500
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,712,530
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,154,560
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,836,610
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,078,900
Series 2009 A, 6% 7/1/39	1,000,000	1,165,810
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,041,840
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,751,258
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	$ 690,000	$ 770,847
1% 7/1/29 (a)	480,000	543,734
1% 7/1/30 (a)	400,000	451,556
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,097,710
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,238,670
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,162,420
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	956,681
5% 6/1/41	1,250,000	1,371,875
Series 2013, 5% 8/1/27	1,000,000	1,171,950
5% 6/1/21 (AMBAC Insured)	1,085,000	1,182,216
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,109,300
Series 2013:
5% 7/1/26 (d)	1,100,000	1,283,887
5% 7/1/29 (d)	500,000	570,005
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,570,180
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	558,245
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,369,163
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,010
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,282,040
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	438,539
5% 7/1/27 (d)	400,000	453,368
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	707,551
5% 7/1/21 (AMBAC Insured)	910,000	990,135
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Ctfs. of Prtn.: - continued
Series 2013 A, 5% 12/1/22	$ 1,000,000	$ 1,188,880
Series 2014, 5% 12/1/27	1,745,000	2,024,636
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,937,818
5% 7/1/25	1,000,000	1,180,640
Series 2012 A:
5% 7/1/25	1,600,000	1,902,704
5% 7/1/26	1,000,000	1,182,500
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,092,410
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,116,880
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	937,813
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,230,109
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,194,142
5% 1/1/33	1,000,000	1,095,560
5% 1/1/38	2,400,000	2,616,792
Series 2009 A, 5% 1/1/26	1,950,000	2,216,780
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,727,445
5.5% 12/1/29	3,000,000	3,655,140
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	467,863
Series 2008 A, 5% 9/1/23	355,000	396,986
Sedona Excise Tax Rev. Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,015,050
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,306,005
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	65,362
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,220,129
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Tucson Ctfs. of Prtn.: - continued
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,089,750
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	557,220
5% 7/1/28 (FSA Insured)	1,000,000	1,174,930
Tucson Wtr. Rev.:
5% 7/1/27	1,000,000	1,213,040
5% 7/1/28	2,000,000	2,406,020
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	570,000	577,091
Series 2011, 6% 7/1/39	2,235,000	2,651,112
5.625% 7/1/36	1,000,000	1,214,240
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,473,826
Series 2009 A, 5% 6/1/39	1,000,000	1,123,120
Series 2012 A, 5% 6/1/37	2,225,000	2,500,299
Series 2014, 5% 8/1/28	1,000,000	1,177,210
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,166,690
Series 2012 A, 5.25% 8/1/33	2,000,000	2,234,440
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,306,220
		152,939,657
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (d)	300,000	331,626
6.375% 10/1/43 (d)	200,000	238,450
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	478,168
		1,048,244
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 300,000	$ 334,713
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $144,163,726)	154,322,614
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,804,427
NET ASSETS - 100%	$ 156,127,041
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	22.9%
Health Care	19.1%
Education	14.8%
Special Tax	11.3%
Water & Sewer	11.0%
Electric Utilities	10.0%
Others* (Individually Less Than 5%)	10.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $144,163,726)		$ 154,322,614
Cash		2,696,561
Receivable for fund shares sold		383,028
Interest receivable		1,402,038
Other receivables		1,989
Total assets		158,806,230

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,405,700
Payable for fund shares redeemed	76,700
Distributions payable	125,714
Accrued management fee	71,064
Other payables and accrued expenses	11
Total liabilities		2,679,189

Net Assets		$ 156,127,041
Net Assets consist of:
Paid in capital		$ 145,853,398
Undistributed net investment income		65,030
Accumulated undistributed net realized gain (loss) on investments		49,725
Net unrealized appreciation (depreciation) on investments		10,158,888
Net Assets, for 12,752,870 shares outstanding		$ 156,127,041
Net Asset Value, offering price and redemption price per share ($156,127,041 ÷ 12,752,870 shares)		$ 12.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 2,733,306

Expenses
Management fee	$ 414,046
Independent trustees' compensation	321
Miscellaneous	100
Total expenses before reductions	414,467
Expense reductions	(1,205)	413,262
Net investment income (loss)		2,320,044
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		64,566
Change in net unrealized appreciation (depreciation) on investment securities		1,630,892
Net gain (loss)		1,695,458
Net increase (decrease) in net assets resulting from operations		$ 4,015,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,320,044	$ 4,834,377
Net realized gain (loss)	64,566	515,340
Change in net unrealized appreciation (depreciation)	1,630,892	9,853,367
Net increase (decrease) in net assets resulting from operations	4,015,502	15,203,084
Distributions to shareholders from net investment income	(2,313,446)	(4,818,486)
Distributions to shareholders from net realized gain	(97,580)	(384,484)
Total distributions	(2,411,026)	(5,202,970)
Share transactions Proceeds from sales of shares	15,604,940	24,985,147
Reinvestment of distributions	1,549,636	3,308,880
Cost of shares redeemed	(8,416,488)	(48,563,480)
Net increase (decrease) in net assets resulting from share transactions	8,738,088	(20,269,453)
Redemption fees	106	4,678
Total increase (decrease) in net assets	10,342,670	(10,264,661)

Net Assets
Beginning of period	145,784,371	156,049,032
End of period (including undistributed net investment income of $65,030 and undistributed net investment income of $58,432, respectively)	$ 156,127,041	$ 145,784,371
Other Information Shares
Sold	1,277,167	2,145,415
Issued in reinvestment of distributions	126,898	281,835
Redeemed	(688,837)	(4,189,157)
Net increase (decrease)	715,228	(1,761,907)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.188	.399	.382	.413	.420	.416
Net realized and unrealized gain (loss)	.137	.831	(.855)	.641	(.210)	.639
Total from investment operations	.325	1.230	(.473)	1.054	.210	1.055
Distributions from net investment income	(.187)	(.398)	(.382)	(.412)	(.420)	(.416)
Distributions from net realized gain	(.008)	(.032)	(.025)	(.002)	-	-
Total distributions	(.195)	(.430)	(.407)	(.414)	(.420)	(.416)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.001
Net asset value, end of period	$ 12.24	$ 12.11	$ 11.31	$ 12.19	$ 11.55	$ 11.76
Total ReturnB, C	2.70%	11.06%	(4.03)%	9.26%	1.92%	9.69%
Ratios to Average Net Assets E
Expenses before reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.11% A	3.40%	3.16%	3.47%	3.71%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,127	$ 145,784	$ 156,049	$ 183,907	$ 160,378	$ 184,201
Portfolio turnover rate	5% A	8%	20%	12%	10%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/15	% of fund's investments 8/31/14	% of fund's investments 2/28/14
1 - 7	80.9	84.0	78.2
8 - 30	2.6	0.8	5.2
31 - 60	3.1	4.1	2.0
61 - 90	0.0	2.5	2.0
91 - 180	12.4	2.9	10.9
> 180	1.0	5.7	1.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/15	8/31/14	2/28/14
Fidelity Arizona Municipal Money Market Fund	24 Days	29 Days	25 Days
All Tax-Free Money Market Funds Average*	32 Days	38 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/15	8/31/14	2/28/14
Fidelity Arizona Municipal Money Market Fund	24 Days	29 Days	25 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
Variable Rate Demand Notes (VRDNs) 69.0%	Variable Rate Demand Notes (VRDNs) 66.3%
Other Municipal Debt 19.8%	Other Municipal Debt 18.5%
Investment Companies 9.4%	Investment Companies 14.9%
Net Other Assets (Liabilities) 1.8%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	2/28/15	11/30/14	8/31/14	05/31/14	2/28/14
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/ or waivers the yield for the period ending February 28, 2015, the most recent period shown in the table, would have been -0.49%.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 3/6/15, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 67.0%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.03% 3/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,665,000	6,665,000
Series 2008 B, 0.01% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	9,875,000	9,875,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.02% 3/6/15, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
Series 2008 F, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	4,300,000	4,300,000
Series 2008 G, 0.02% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	36,285,000	36,284,998
(Catholic Healthcare West Proj.):
Series 2005 B, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	12,160,000	12,160,000
Series 2008 B, 0.02% 3/6/15, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.02% 3/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.07% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.03% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,970,000	6,970,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.15% 3/6/15, LOC Bank of America NA, VRDN (a)(d)	730,000	730,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.02% 3/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(e)	1,530,000	1,530,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.03% 3/2/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.03% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	2,139,675	2,139,675
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Ranchwood Apts. Proj.) Series 2001 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	$ 1,400,000	$ 1,400,000
(San Angelin Apts. Proj.) Series 2004, 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.04% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.06% 3/6/15, LOC Freddie Mac, VRDN (a)(d)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.06% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.08% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.04% 3/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900,000	5,900,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 3/6/15, VRDN (a)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.03% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.02% 3/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.03% 3/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.02% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,780,000	10,780,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 3/6/15, LOC Freddie Mac, VRDN (a)	6,800,000	6,800,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.02% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.18% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)(d)	595,000	595,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.05% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	9,600,000	9,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	$ 5,525,000	$ 5,525,000
Series A, 0.045% 3/6/15, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.04% 3/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,060,000	3,060,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.04% 3/6/15 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000,000	5,000,000
Series EGL 06 14 Class A, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series MS 3078, 0.02% 3/6/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.02% 3/6/15 (Liquidity Facility Citibank NA) (a)(e)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.02% 3/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,950,000	10,950,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.03% 3/6/15, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.03% 3/6/15, LOC Fannie Mae, VRDN (a)	3,800,000	3,800,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.03% 3/6/15, LOC Wells Fargo Bank NA, VRDN (a)	3,800,000	3,800,000
		282,624,673
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.08% 3/2/15, VRDN (a)(d)	100,000	100,000
Series 1988, 0.08% 3/2/15, VRDN (a)(d)	300,000	300,000
Series 1994, 0.08% 3/2/15, VRDN (a)(d)	200,000	200,000
Series 1999 A, 0.14% 3/6/15, VRDN (a)	400,000	400,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.2% 3/6/15, VRDN (a)	360,000	360,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2013 B, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	$ 1,500,000	$ 1,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.23% 3/6/15, VRDN (a)(d)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 3/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	500,000	500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 3/6/15, VRDN (a)	900,000	900,000
Series 2012 A, 0.16% 3/6/15, VRDN (a)(d)	200,000	200,000
		1,100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.03% 3/6/15, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.04% 3/2/15, VRDN (a)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.02% 3/2/15, LOC Bank of America NA, VRDN (a)	800,000	800,000
Texas - 0.3%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/6/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.09% 3/2/15, VRDN (a)	850,000	850,000
Series 2004, 0.11% 3/6/15, VRDN (a)(d)	200,000	200,000
Series 2010 B, 0.09% 3/2/15, VRDN (a)	200,000	200,000
		1,450,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 3/6/15, VRDN (a)(d)	250,000	250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $290,984,673)		290,984,673
Other Municipal Debt - 19.8%
	Principal Amount	Value
Arizona - 19.2%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 4% 7/1/15	$ 5,335,000	$ 5,403,865
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2005 A1, 5% 9/1/15	3,105,000	3,179,007
Arizona School Facilities Board Rev. Bonds Series 2005, 5% 7/1/15 (Pre-Refunded to 7/1/15 @ 100)	3,400,000	3,456,305
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/15	3,755,000	3,816,184
Arizona Trans. Board Excise Tax Rev. Bonds Series 2014, 4% 7/1/15	4,770,000	4,831,865
Chandler Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,415,000	3,436,461
Chandler Street & Hwy. User Rev. Bonds Series 2014, 2% 7/1/15	3,225,000	3,244,810
Glendale Trans. Excise Tax Rev. Bonds 2% 7/1/15	295,000	296,697
Maricopa County Cmnty. College District Bonds Series 2012, 2% 7/1/15	1,500,000	1,509,348
Maricopa County Phoenix Union High School District #210 Bonds:
(School Impt. Proj.) Series 2014 C, 1% 7/1/15	3,900,000	3,910,941
Series 2014, 1% 7/1/15	170,000	170,442
Mesa Gen. Oblig. Bonds Series 2014, 4% 7/1/15	1,800,000	1,822,216
Phoenix Civic Impt. Corp. Series 2014 A2:
0.06% 4/6/15, LOC Barclays Bank PLC, CP	4,400,000	4,400,000
0.06% 4/6/15, LOC Barclays Bank PLC, CP	4,400,000	4,400,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds:
Series 2005, 5% 7/1/15	4,200,000	4,267,374
Series 2011, 4% 7/1/15	1,500,000	1,519,389
Phoenix Gen. Oblig. Bonds Series 2007 A, 5% 7/1/15	1,750,000	1,778,438
Pima County Gen. Oblig. Bonds Series 2013 B, 3% 7/1/15	2,125,000	2,145,346
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	4,000,000	4,039,026
Pinal County Rev. Obligations Bonds Series 2014, 2% 8/1/15	330,000	332,375
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/16	700,000	722,025
Series C:
0.07% 3/5/15, CP	4,200,000	4,200,000
0.07% 3/9/15, CP	4,200,000	4,200,000
0.08% 4/1/15, CP	4,100,000	4,100,000
0.09% 3/18/15, CP	4,200,000	4,200,000
Scottsdale Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,845,000	3,868,752
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2015 A, 3% 7/1/15	$ 515,000	$ 519,659
Tempe Gen. Oblig. Bonds Series 2014 C, 1% 7/1/15	1,095,000	1,098,156
		80,868,681
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.25% tender 3/12/15, CP mode	700,000	700,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.32% tender 3/12/15, CP mode (d)	600,000	600,000
Series 1990 A2, 0.32% tender 3/12/15, CP mode (d)	800,000	800,000
		1,400,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 3/16/15, CP mode (d)	300,000	300,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 3/3/15, CP mode (d)	100,000	100,000
TOTAL OTHER MUNICIPAL DEBT (Cost $83,368,681)		83,368,681
Investment Company - 9.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.02% (b)(c) (Cost $39,668,000)	39,668,000	39,668,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $414,021,354)		414,021,354
NET OTHER ASSETS (LIABILITIES) - 1.8%		7,615,016
NET ASSETS - 100%		$ 421,636,370
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 9,058
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $374,353,354)	$ 374,353,354
Fidelity Central Funds (cost $39,668,000)	39,668,000
Total Investments (cost $414,021,354)		$ 414,021,354
Cash		1,702,803
Receivable for investments sold		800,000
Receivable for fund shares sold		8,530,048
Interest receivable		397,859
Distributions receivable from Fidelity Central Funds		667
Receivable from investment adviser for expense reductions		4,471
Other receivables		4,999
Total assets		425,462,201

Liabilities
Payable for fund shares redeemed	$ 3,807,989
Distributions payable	717
Accrued management fee	15,059
Other affiliated payables	3
Other payables and accrued expenses	2,063
Total liabilities		3,825,831

Net Assets		$ 421,636,370
Net Assets consist of:
Paid in capital		$ 421,610,384
Undistributed net investment income		13
Accumulated undistributed net realized gain (loss) on investments		25,973
Net Assets, for 421,382,636 shares outstanding		$ 421,636,370
Net Asset Value, offering price and redemption price per share ($421,636,370 ÷ 421,382,636 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 122,875
Income from Fidelity Central Funds		9,058
Total income		131,933

Expenses
Management fee	$ 1,055,393
Independent trustees' compensation	907
Miscellaneous	4,471
Total expenses before reductions	1,060,771
Expense reductions	(949,803)	110,968
Net investment income (loss)		20,965
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,977
Net increase in net assets resulting from operations		$ 40,942

See accompanying notes which are an integral part of the financial statements.

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Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,965	$ 40,719
Net realized gain (loss)	19,977	11,323
Net increase in net assets resulting from operations	40,942	52,042
Distributions to shareholders from net investment income	(20,952)	(40,804)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	554,522,322	1,152,542,029
Reinvestment of distributions	19,467	38,505
Cost of shares redeemed	(550,191,152)	(1,143,354,086)
Net increase (decrease) in net assets and shares resulting from share transactions	4,350,637	9,226,448
Total increase (decrease) in net assets	4,370,627	9,237,686

Net Assets
Beginning of period	417,265,743	408,028,057
End of period (including undistributed net investment income of $13 and undistributed net investment income of $0, respectively)	$ 421,636,370	$ 417,265,743

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from Investment Operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	-	- F	-	-	-
Total Distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.51%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.05%A	.09%	.16%	.19%	.26%	.33%
Expenses net of all reductions	.05%A	.09%	.16%	.19%	.26%	.33%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 421,636	$ 417,266	$ 408,028	$ 388,993	$ 382,688	$ 345,362

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred an excise and corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, each Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$ 144,136,974	$ 10,450,812	$ (265,172)	$ 10,185,640
Fidelity Arizona Municipal Money Market Fund	414,021,354	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $17,824,734 and $3,336,108, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 100

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $942,914.

In addition, the investment adviser reimbursed a portion for the Money Market Fund's operating expenses during the period in the amount of $4,471.

Through arrangements with each applicable Fund's custodian and, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 1,205
Fidelity Arizona Municipal Money Market Fund	2,418

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Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance (for Fidelity Arizona Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

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The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

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Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

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AZI-SPZ-USAN-0415
1.790941.111

Fidelity®

Maryland Municipal Income

Fund

Semiannual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.55%	$ 1,000.00	$ 1,022.90	$ 2.76
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.4	34.2
Health Care	28.9	25.2
Water & Sewer	12.6	10.5
Education	8.6	7.5
Transportation	8.3	8.5
Weighted Average Maturity as of February 28, 2015
		6 months ago
Years	6.1	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	6.5	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
AAA 22.1%	AAA 27.1%
AA,A 67.5%	AA,A 62.5%
BBB 7.8%	BBB 6.4%
BB and Below 1.2%	BB and Below 1.2%
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 500,000	$ 518,865
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	300,000	317,187
6.25% 10/1/34 (a)	300,000	360,942
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	593,240
		1,790,234
Maryland - 98.0%
Anne Arundel County Gen. Oblig.:
Series 2012:
5% 4/1/22	335,000	407,896
5% 4/1/23	4,050,000	4,925,286
Series 2014, 5% 4/1/25	2,140,000	2,642,344
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,422,347
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,048,713
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,223,860
5% 2/1/38	1,930,000	2,126,146
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	527,290
Series 2012, 5% 8/1/23	5,000,000	6,116,600
Series 2014 B:
4.5% 9/1/23	1,645,000	1,971,812
4.5% 9/1/24	4,730,000	5,715,874
4% 8/1/24	3,000,000	3,333,720
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,191,184
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,651,303
Series 2013 B:
5% 10/15/23	1,100,000	1,338,029
5% 10/15/24	1,875,000	2,270,400
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D, 5% 7/1/37 (FSA Insured)	4,000,000	4,323,400
Series 2008 A, 5% 7/1/38 (FSA Insured)	2,000,000	2,211,760
Series 2009 C, 5.625% 7/1/39	2,000,000	2,346,940
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wastewtr. Projs.): - continued
Series 2014 C, 5% 7/1/27	$ 2,325,000	$ 2,792,581
Series 2014 D, 5% 7/1/28	2,750,000	3,300,413
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	414,356
(Wtr. Projs.):
Series 2014 A, 5% 7/1/28	2,825,000	3,368,897
Series 2014 B, 5% 7/1/28	1,580,000	1,896,237
5% 7/1/33 (FSA Insured)	1,260,000	1,401,624
5% 7/1/37 (AMBAC Insured)	1,260,000	1,362,173
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	705,245
5% 3/1/27	1,255,000	1,446,162
Frederick County Gen. Oblig. Series 2014 A:
5% 8/1/23	650,000	806,462
5% 8/1/24	500,000	627,075
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	3,977,774
5% 8/15/23	5,000,000	6,034,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,353,250
4% 5/15/23	1,390,000	1,547,612
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,193,344
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	532,955
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	513,135
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,106,380
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	8,226,825
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	573,301
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,560,720
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,268,465
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,598,900
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	$ 300,000	$ 328,089
Series 2011, 6% 7/1/41	1,500,000	1,804,350
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46 (Pre-Refunded to 5/15/16 @ 100)	1,000,000	1,060,480
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,067,550
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,040,480
Series 2008 F, 5.25% 7/1/19	1,700,000	1,922,547
Series 2010, 5.125% 7/1/39	1,700,000	1,884,008
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	285,000	306,549
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	405,000	440,061
Series 2011 A, 5% 5/15/23	1,500,000	1,768,680
Series 2011, 5% 8/15/22	1,000,000	1,180,610
Series 2012 A:
5% 7/1/23	400,000	468,880
5% 7/1/24	700,000	816,445
5% 7/1/25	900,000	1,043,838
5% 7/1/25	1,000,000	1,151,180
5% 7/1/25	2,000,000	2,396,340
5% 7/1/25	1,120,000	1,275,758
5% 7/1/26	300,000	340,236
5% 10/1/30	750,000	847,155
Series 2012 B, 5% 7/1/25	1,135,000	1,347,188
Series 2012:
5% 7/1/23	850,000	1,007,021
5% 7/1/24	1,100,000	1,292,643
5% 7/1/26	1,080,000	1,193,378
5% 7/1/26	1,400,000	1,623,748
5% 7/1/27	300,000	345,354
5% 7/1/31	2,500,000	2,695,100
Series 2013 A:
5% 7/1/26	1,045,000	1,202,983
5% 7/1/27	1,185,000	1,354,834
5% 8/15/41	3,000,000	3,255,720
5% 7/1/43	3,495,000	3,840,481
Series 2013 B, 5% 8/15/38	2,000,000	2,242,560
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2014:
5% 7/1/27	$ 3,495,000	$ 4,035,152
5% 10/1/45	2,500,000	2,859,675
5.25% 7/1/25	3,000,000	3,604,890
Series 2015:
5% 7/1/26	1,000,000	1,189,360
5% 7/1/27	1,000,000	1,178,520
5% 8/15/29	2,000,000	2,345,540
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001, 5.25% 12/15/15	320,000	321,184
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,619,859
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,172,740
5% 7/1/31 (FSA Insured)	5,000,000	5,423,450
Series 2008:
5% 7/1/35	880,000	974,380
5% 7/1/37 (FSA Insured)	4,485,000	4,953,727
6.8% 7/1/16 (Escrowed to Maturity)	215,000	225,688
Maryland Wtr. Quality Fing. Admin. Series 2014, 5% 3/1/23	2,000,000	2,462,680
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2011 A, 5% 4/1/20	1,405,000	1,639,930
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,108,330
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
4% 7/1/18	1,065,000	1,156,089
5% 7/1/20	650,000	756,587
5% 7/1/22	750,000	889,103
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	3,019,900
Washington Suburban San. District 5% 6/1/20	2,000,000	2,335,940
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Worcester County Series 2014:
5% 3/1/23	$ 2,225,000	$ 2,717,571
5% 3/1/24	1,670,000	2,058,776
		200,996,107
TOTAL MUNICIPAL BONDS (Cost $193,637,271)		202,786,341
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $193,637,271)	202,786,341
NET OTHER ASSETS (LIABILITIES) - 1.1%	2,339,961
NET ASSETS - 100%	$ 205,126,302
Security Type Abbreviations
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.4%
Health Care	28.9%
Water & Sewer	12.6%
Education	8.6%
Transportation	8.3%
Others* (Individually Less Than 5%)	8.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $193,637,271)		$ 202,786,341
Cash		621,197
Receivable for fund shares sold		148,325
Interest receivable		1,998,877
Other receivables		452
Total assets		205,555,192

Liabilities
Payable for fund shares redeemed	$ 218,998
Distributions payable	115,619
Accrued management fee	94,270
Other affiliated payables	3
Total liabilities		428,890

Net Assets		$ 205,126,302
Net Assets consist of:
Paid in capital		$ 194,961,130
Undistributed net investment income		26,023
Accumulated undistributed net realized gain (loss) on investments		990,079
Net unrealized appreciation (depreciation) on investments		9,149,070
Net Assets, for 17,817,016 shares outstanding		$ 205,126,302
Net Asset Value, offering price and redemption price per share ($205,126,302 ÷ 17,817,016 shares)		$ 11.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Interest		$ 3,195,739

Expenses
Management fee	$ 554,412
Independent trustees' compensation	431
Miscellaneous	136
Total expenses before reductions	554,979
Expense reductions	(753)	554,226
Net investment income (loss)		2,641,513
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,115,552
Change in net unrealized appreciation (depreciation) on investment securities		893,182
Net gain (loss)		2,008,734
Net increase (decrease) in net assets resulting from operations		$ 4,650,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,641,513	$ 5,468,750
Net realized gain (loss)	1,115,552	938,653
Change in net unrealized appreciation (depreciation)	893,182	11,431,432
Net increase (decrease) in net assets resulting from operations	4,650,247	17,838,835
Distributions to shareholders from net investment income	(2,640,517)	(5,467,554)
Distributions to shareholders from net realized gain	(698,549)	(1,311,073)
Total distributions	(3,339,066)	(6,778,627)
Share transactions Proceeds from sales of shares	15,692,435	26,128,140
Reinvestment of distributions	2,417,772	4,853,494
Cost of shares redeemed	(13,321,004)	(43,020,017)
Net increase (decrease) in net assets resulting from share transactions	4,789,203	(12,038,383)
Redemption fees	554	872
Total increase (decrease) in net assets	6,100,938	(977,303)

Net Assets
Beginning of period	199,025,364	200,002,667
End of period (including undistributed net investment income of $26,023 and undistributed net investment income of $25,027, respectively)	$ 205,126,302	$ 199,025,364
Other Information Shares
Sold	1,365,744	2,351,095
Issued in reinvestment of distributions	210,799	437,408
Redeemed	(1,160,134)	(3,908,621)
Net increase (decrease)	416,409	(1,120,118)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.80	$ 11.67	$ 11.17	$ 11.30	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.150	.314	.312	.335	.366	.375
Net realized and unrealized gain (loss)	.110	.712	(.862)	.500	(.130)	.521
Total from investment operations	.260	1.026	(.550)	.835	.236	.896
Distributions from net investment income	(.150)	(.314)	(.312)	(.335)	(.366)	(.376)
Distributions from net realized gain	(.040)	(.072)	(.008)	-	-	-
Total distributions	(.190)	(.386)	(.320)	(.335)	(.366)	(.376)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.51	$ 11.44	$ 10.80	$ 11.67	$ 11.17	$ 11.30
Total ReturnB, C	2.29%	9.67%	(4.84)%	7.57%	2.21%	8.46%
Ratios to Average Net Assets E
Expenses before reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.64%A	2.83%	2.71%	2.93%	3.35%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,126	$ 199,025	$ 200,003	$ 233,274	$ 188,011	$ 197,659
Portfolio turnover rate	27%A	17%	16%	10%	22%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,335,713
Gross unrealized depreciation	(177,658)
Net unrealized appreciation (depreciation) on securities	$ 9,158,055

Tax cost	$ 193,628,286

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,685,023 and $26,849,810, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $753.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Maryland Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Maryland Municipal Income Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMD-USAN-0415
1.790944.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2015